Recapitalization - Additional Information (Details) - USD ($)	9 Months Ended
	Dec. 31, 2023	Sep. 20, 2023
Restructuring Cost and Reserve [Line Items]
Gross proceeds	$ 32,770
Class A Ordinary Shares [Member]
Restructuring Cost and Reserve [Line Items]
Shares redemption	15,670,446
Common stock aggregate payment	$ 168,466,546
Public Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Number of warrants outstanding	10,004,994	10,004,994
Private Placement Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Number of warrants outstanding	9,152,087	9,152,087